Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Income Per Ordinary Share	The following table sets forth the basic and diluted net income per ordinary share computation and provides a reconciliation of the numerator and denominator for the years presented:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net loss attributable to DDC Enterprise Limited	(454,350,226)	(122,025,640)	(166,341,733)
Accretion of Redeemable Convertible Preferred Shares	(381,218,518)	(109,089,609)	(110,112,796)

Net loss per ordinary share calculation	(835,568,744)	(231,115,249)	(276,454,529)

Denominator:
Weighted average number of Class A ordinary shares	4,829,998	5,461,443	7,219,584
Weighted average number of Class B ordinary shares	875,000	875,000	875,000

Net loss per ordinary share
— Class A - Basic and diluted	(173.00)	(42.32)	(38.29)
— Class B - Basic and diluted	-	-	-

Schedule of Computation of Diluted Net Loss Per Ordinary Share	Securities that could potentially dilute basic net loss per ordinary share and that were not included in the computation of diluted net loss per ordinary share because to do so would have been antidilutive for the years ended December 31, 2021, 2022 and 2023 are as follows:
	As of December 31,
	2021	2022	2023
Redeemable Convertible Preferred Shares	4,507,316	4,507,316	-
Series seed convertible preferred shares	1,076,501	1,076,501	-
Share options issued to employees	1,127,395	1,140,920	1,825,729
Share options issued in connection with business combinations	291,290	268,781	280,719
Share options issued in connection with termination of VIEs	-	22,509	22,509
Warrants	245,392	245,392	15,815
Convertible loans *	133,398	334,042	571,888
Options	422,607	422,607	-
*	Represents the number of potentially dilutive ordinary shares equivalent on as-if-converted basis, calculated by the fixed monetary value of US$2,457,384, US$4,957,384 and US$2,976,802 divided by the estimated fair value of ordinary shares as of December 31, 2021, 2022 and 2023, respectively, which were assumed to be the conversion prices as of December 31, 2021, 2022 and 2023, respectively.